Share Capital (Details 1)	12 Months Ended
	Sep. 30, 2012 CAD	Sep. 30, 2011 CAD	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)
Total Options for Shares Outstanding, beginning of year		1,019,322	1,219,236	979,168
Total Options for Shares, Granted	325,000	155,000
Total Options for Shares, Exercised	(77,432)	183,487
Total Options for Shares, Expired	0	(10,000)
Total Options for Shares, Forfeited	(7,500)	(1,667)
Total Options for Shares, Outstanding, end of year			1,219,236	979,168
Total Options for Shares, Exercisable, end of year			662,573	505,832
Weighted Average Price, Outstanding, beginning of year	9.42	8.07
Weighted Average Price, Granted	5.88	12.96
Weighted Average Price, Exercised	3.77	5.12
Weighted Average Price, Expired	0	5.52
Weighted Average Price, Forfeited	8.80	8.80
Weighted AveragePrice, Outstanding, end of year	8.84	9.42
Weighted Average Price, Exercisable, end of year			$ 8.87	$ 6.84